The Nature of Expenses - Employee benefits expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
The Nature of Expenses
Salary	$ 126,976	$ 88,149	$ 80,617
Labor and health insurance	7,232	5,805	5,668
Pension	5,993	4,536	5,246
Others	6,608	4,867	3,586
Total compensation recognized in income	$ 146,809	$ 103,357	$ 95,117